Document and Entity Information Document	Jul. 25, 2019
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Jul. 25, 2019
Entity Incorporation, State or Country Code	D0
Entity File Number	001-37827
Entity Tax Identification Number	98-1276572
Entity Address, Address Line One	Canon's Court
Entity Address, Address Line Two	22 Victoria Street
Entity Address, City or Town	Hamilton
Entity Address, Postal Zip Code	HM12
Entity Address, Country	BM
City Area Code	441
Local Phone Number	294-8033
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Registrant Name	Triton International Ltd
Entity Central Index Key	0001660734
Amendment Flag	false
New York Stock Exchange | Common shares, $0.01 par value per share
Entity Information [Line Items]
Title of 12(b) Security	Common shares, $0.01 par value per share
Trading Symbol	TRTN
Security Exchange Name	NYSE
New York Stock Exchange | 8.50% Series A Cumulative Redeemable Perpetual Preference Shares
Entity Information [Line Items]
Title of 12(b) Security	8.50% Series A Cumulative Redeemable Perpetual Preference Shares
Trading Symbol	TRTNpA
Security Exchange Name	NYSE
New York Stock Exchange | 8.00% Series B Cumulative Redeemable Perpetual Preference Shares
Entity Information [Line Items]
Title of 12(b) Security	8.00% Series B Cumulative Redeemable Perpetual Preference Shares
Trading Symbol	TRTNpB
Security Exchange Name	NYSE